Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 11. Commitments and Contingencies

Operating Lease Commitments

We incurred rent expense of approximately $285,000 and $294,000 for the years ended December 31, 2014 and 2013, respectively.

Our principal executive and administrative offices are located in Los Angeles, California and consist of leased office space totaling approximately 9,076 square feet. The initial term of the lease expires in April 2019. Our base rent is currently approximately $29,000 per month, subject to annual adjustments.

Rent expense is calculated using the straight-line method based on the total minimum lease payments over the initial term of the lease. Landlord tenant improvement allowances and rent expense exceeding actual rent payments are accounted for as deferred rent liability in the balance sheet and amortized on a straight-line basis over the initial term of the respective leases.

Future minimum payments, by year and in the aggregate, under non-cancelable operating leases with initial or remaining terms of one year or more, consist of the following at December 31, 2014:

(In thousands)
Year	Amount
2015	$339
2016	$365
2017	$376
2018	$387
2019	$99

Clinical Research Commitments

None.

Legal Proceedings

None.